Summary of Significant Accounting Policies Revenue, initial Application Period Cumulative Effect Transition (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jul. 01, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Marketing and selling expense									$ 713,863	$ 714,654	$ 610,932
Income tax expense (benefit)									33,432	19,578	(7,118)
Net income (loss)	$ 33,195	$ 6,242	$ 69,037	$ (14,994)	$ (5,639)	$ (1,602)	$ 30,623	$ 23,406	93,480	46,788	$ (72,199)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									3,246	5,864
Prepaid expenses and other current assets	78,065				78,846				78,065	78,846		$ 75,108
Deferred tax assets	59,906				67,087				59,906	67,087		67,682
Accrued expenses	194,715				186,661				194,715	186,661
Deferred Revenue					27,697					27,697		27,800
Retained earnings	537,422				452,756				537,422	452,756		449,510
Deferred Revenue, Current	31,780				$ 27,697				31,780	$ 27,697
Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Marketing and selling expense									714,158
Income tax expense (benefit)									33,426
Net income (loss)									93,191
Prepaid expenses and other current assets	81,508								81,508
Deferred tax assets	59,744								59,744
Accrued expenses	194,871								194,871
Deferred Revenue	31,677								31,677
Retained earnings	540,650								540,650
Marketing and selling expense
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									(295)
Marketing and selling expense | Retained Earnings [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets												(3,738)
Income Taxes [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									6
Net Loss [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									289
Prepaid Expenses and Other Current Assets [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets												(3,738)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									(3,443)
Deferred Tax Assets [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets												(595)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									162
Deferred Revenue [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets												(103)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									(103)
Accrued Liabilities [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									(156)
Retained Earnings [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets												$ 3,246
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									(193)
Retained Earnings [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									(3,228)
Operating Lease Obligation [Domain]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ (170,000)								$ (170,000)